Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
the following tables set forth certain information concerning the compensation of our Principal Executive Officers (our former and current Chief Executive Officers, each a “PEO”) and the other named executive officers for 2023, 2022, 2021 and 2020 and our financial performance for each such fiscal year. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for PEO (Morrison) (1) ($)	Compensation Actually Paid to PEO (Morrison) (2) ($)	Summary Compensation Table Total for PEO (Skipworth) (1) ($)	Compensation Actually Paid to PEO (Skipworth) (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (3) ($)	Average Compensation Actually Paid to non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (Thousands)	Adjusted EBITDA (7) ($) (Thousands)
							Wingstop Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)

2023	—	—	6,845,715	24,717,377	1,767,586	5,280,246	326.29	185.06	70,175	146,484

2022	2,862,540	(20,441,243)	4,117,063	6,534,815	1,647,332	1,082,606	174.25	138.42	52,947	108,808

2021	5,042,788	14,978,630	—	—	1,771,817	2,693,223	210.16	156.90	42,658	88,393

2020	6,010,462	24,128,379	—	—	1,486,740	3,357,793	170.30	137.19	23,306	71,882

(1)
Reflects compensation amounts reported for our former PEO, Mr. Morrison, and our current PEO, Mr. Skipworth, in the Summary Compensation Table for the respective years shown. Mr. Morrison served as PEO until March 13, 2022, at which time Mr. Skipworth became PEO. Mr. Skipworth was a non-PEO
named executive officer in each of 2021 and 2020.

(2)
Reflects the amount of “compensation actually paid,” as computed in accordance with SEC rules (“Compensation Actually
Paid
”), to Mr. Morrison in each of 2022, 2021 and 2020 and to Mr. Skipworth in 2023 and 2022. The dollar amounts represent the Summary Compensation Table total value for the period shown, as adjusted for equity awards as set forth in the reconciliation table below. The Company does not have a pension plan, so no pension adjustments were made. For awards with dividend rights, these amounts are accumulated and paid at vesting and are incorporated as applicable in the table below. The dollar amounts reflected do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For Mr. Morrison, amounts for 2022 include the forfeiture of outstanding stock awards upon Mr. Morrison’s departure from the Company.

Year	Mr. Skipworth		Mr. Morrison
	2023 ($)	2022 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	6,845,715	4,117,063	2,862,540	5,042,788	6,010,462

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	(4,425,150)	(2,022,595)	(2,607,861)	(2,581,291)	(2,412,456)

Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	12,766,268	4,739,790	—	5,535,111	8,321,616

Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	8,991,297	(89,211)	—	4,477,861	11,920,082

Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—

Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	539,247	(210,232)	(1,016,675)	2,504,160	288,675

Subtraction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(19,679,247)	—	—

Compensation Actually Paid	24,717,377	6,534,815	(20,441,243)	14,978,630	24,128,379

Equity Valuations: The unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For the change in fair value of stock options, we used the Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) determined as of the applicable measuring date.

(3)
Reflects compensation amounts reported for our named executive officers, other than the PEO, in the Summary Compensation Table for 2023, 2022, 2021 and 2020. The other named executive officers in each of 2023, 2022, 2021 and 2020 were as follows:

•	2023: Messrs. Kaleida, Upshaw, and Kapoor and Ms. Carona

•	2022: Messrs. Kaleida, Upshaw, and McGrath and Mses. Carona and Peterson

•	2021: Messrs. Skipworth, Kaleida, Upshaw, and Boudet and Ms. Peterson

•	2020: Messrs. Skipworth, Sadarangani, and Jobe and Ms. Peterson

(4)
Reflects the amount of Compensation Actually Paid to the other named executive officers in each of 2023, 2022, 2021 and 2020. The dollar amounts represent the average of the Summary Compensation Table total value for the other named executive officers for the period shown, as adjusted for equity awards as set forth in the reconciliation table below, using the same equity valuation methodologies described above in Note 2. The Company does not have a pension plan, so no pension adjustments were made. For awards with dividend rights, these amounts are accumulated and paid at vesting and are incorporated as applicable in the table below. The dollar amounts reflected do not reflect the actual amount of compensation earned by or paid to our non-PEO
named executive officers during the applicable year.

Year	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	1,767,586	1,647,332	1,771,817	1,486,740

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	(806,461)	(854,044)	(882,259)	(524,359)

Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,215,061	896,242	1,248,249	1,335,491

Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,959,423	(17,466)	351,020	1,011,930

Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—

Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	144,637	(108,192)	204,396	47,992

Subtraction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(481,265)	—	—

Compensation Actually Paid	5,280,246	1,082,606	2,693,223	3,357,793

(5)
Total Shareholder Return (TSR) is cumulative for the measurement periods beginning on December 27, 2019 and ending on December 26, 2020, December 25, 2021, December 31, 2022 and December 30, 2023, respectively (which are the Company’s fiscal year ends for each of the respective fiscal years), calculated in accordance with Item 201(e) of Regulation
S-K.

(6)	The Peer Group represents the S&P 400 Restaurants Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

(7)
We determined Adjusted EBITDA to be the “company-selected measure”. Adjusted EBITDA is a non-GAAP
measure calculated as set forth above in “Compensation Discussion and Analysis—Elements of Executive Compensation”. See note 3 in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Performance Indicators” in our Form
10-K
filed on February 21, 2024 for a reconciliation of Adjusted EBITDA, a non-GAAP
financial measure, to net income as reported under GAAP.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)
Reflects compensation amounts reported for our named executive officers, other than the PEO, in the Summary Compensation Table for 2023, 2022, 2021 and 2020. The other named executive officers in each of 2023, 2022, 2021 and 2020 were as follows:

•	2023: Messrs. Kaleida, Upshaw, and Kapoor and Ms. Carona

•	2022: Messrs. Kaleida, Upshaw, and McGrath and Mses. Carona and Peterson

•	2021: Messrs. Skipworth, Kaleida, Upshaw, and Boudet and Ms. Peterson

•	2020: Messrs. Skipworth, Sadarangani, and Jobe and Ms. Peterson

Peer Group Issuers, Footnote	The Peer Group represents the S&P 400 Restaurants Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(2)
Reflects the amount of “compensation actually paid,” as computed in accordance with SEC rules (“Compensation Actually
Paid
”), to Mr. Morrison in each of 2022, 2021 and 2020 and to Mr. Skipworth in 2023 and 2022. The dollar amounts represent the Summary Compensation Table total value for the period shown, as adjusted for equity awards as set forth in the reconciliation table below. The Company does not have a pension plan, so no pension adjustments were made. For awards with dividend rights, these amounts are accumulated and paid at vesting and are incorporated as applicable in the table below. The dollar amounts reflected do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For Mr. Morrison, amounts for 2022 include the forfeiture of outstanding stock awards upon Mr. Morrison’s departure from the Company.

Year	Mr. Skipworth		Mr. Morrison
	2023 ($)	2022 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	6,845,715	4,117,063	2,862,540	5,042,788	6,010,462

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	(4,425,150)	(2,022,595)	(2,607,861)	(2,581,291)	(2,412,456)

Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	12,766,268	4,739,790	—	5,535,111	8,321,616

Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	8,991,297	(89,211)	—	4,477,861	11,920,082

Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—

Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	539,247	(210,232)	(1,016,675)	2,504,160	288,675

Subtraction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	(19,679,247)	—	—

Compensation Actually Paid	24,717,377	6,534,815	(20,441,243)	14,978,630	24,128,379

Equity Valuations: The unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. For the change in fair value of stock options, we used the Black-Scholes option pricing model with corresponding assumptions (risk-free interest rate, dividend yield, expected volatility factor, and expected option life) determined as of the applicable measuring date.

Non-PEO NEO Average Total Compensation Amount	$ 1,767,586	$ 1,647,332	$ 1,771,817	$ 1,486,740
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,280,246	1,082,606	2,693,223	3,357,793
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Reflects the amount of Compensation Actually Paid to the other named executive officers in each of 2023, 2022, 2021 and 2020. The dollar amounts represent the average of the Summary Compensation Table total value for the other named executive officers for the period shown, as adjusted for equity awards as set forth in the reconciliation table below, using the same equity valuation methodologies described above in Note 2. The Company does not have a pension plan, so no pension adjustments were made. For awards with dividend rights, these amounts are accumulated and paid at vesting and are incorporated as applicable in the table below. The dollar amounts reflected do not reflect the actual amount of compensation earned by or paid to our non-PEO
named executive officers during the applicable year.

Year	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	1,767,586	1,647,332	1,771,817	1,486,740

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation Table	(806,461)	(854,044)	(882,259)	(524,359)

Addition of Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,215,061	896,242	1,248,249	1,335,491

Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,959,423	(17,466)	351,020	1,011,930

Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—

Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	144,637	(108,192)	204,396	47,992

Subtraction of Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(481,265)	—	—

Compensation Actually Paid	5,280,246	1,082,606	2,693,223	3,357,793

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table identifies the most important financial performance measures used by our Compensation Committee to link the Compensation Actually Paid to our PEO and other named executive officers in 2023 to company performance. The role of each of these performance measures on our named executive officers’ compensation is discussed in “Compensation Discussion and Analysis” above.

Financial Performance Measures
Adjusted EBITDA
Return on Incremental Invested Capital

Total Shareholder Return Amount	$ 326.29	174.25	210.16	170.3
Peer Group Total Shareholder Return Amount	185.06	138.42	156.9	137.19
Net Income (Loss)	$ 70,175,000	$ 52,947,000	$ 42,658,000	$ 23,306,000
Company Selected Measure Amount	146,484,000	108,808,000	88,393,000	71,882,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the “company-selected measure”. Adjusted EBITDA is a non-GAAP
measure calculated as set forth above in “Compensation Discussion and Analysis—Elements of Executive Compensation”. See note 3 in “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—Key Performance Indicators” in our Form
10-K
filed on February 21, 2024 for a reconciliation of Adjusted EBITDA, a non-GAAP
	financial measure, to net income as reported under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Incremental Invested Capital
Mr. Morrison [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 2,862,540	$ 5,042,788	$ 6,010,462
PEO Actually Paid Compensation Amount	$ 0	(20,441,243)	14,978,630	24,128,379
PEO Name	Mr. Morrison
Mr. Skipworth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,845,715	4,117,063	0	0
PEO Actually Paid Compensation Amount	$ 24,717,377	6,534,815	0	0
PEO Name	Mr. Skipworth
PEO | Mr. Morrison [Member] | Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,607,861)	(2,581,291)	(2,412,456)
PEO | Mr. Morrison [Member] | Addition of Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	5,535,111	8,321,616
PEO | Mr. Morrison [Member] | Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	4,477,861	11,920,082
PEO | Mr. Morrison [Member] | Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Morrison [Member] | Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,016,675)	2,504,160	288,675
PEO | Mr. Morrison [Member] | Subtraction of Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,679,247)	0	0
PEO | Mr. Skipworth [Member] | Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,425,150)	(2,022,595)
PEO | Mr. Skipworth [Member] | Addition of Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,766,268	4,739,790
PEO | Mr. Skipworth [Member] | Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,991,297	(89,211)
PEO | Mr. Skipworth [Member] | Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Skipworth [Member] | Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	539,247	(210,232)
PEO | Mr. Skipworth [Member] | Subtraction of Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(806,461)	(854,044)	(882,259)	(524,359)
Non-PEO NEO | Addition of Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,215,061	896,242	1,248,249	1,335,491
Non-PEO NEO | Addition of Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,959,423	(17,466)	351,020	1,011,930
Non-PEO NEO | Addition of Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Addition of Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,637	(108,192)	204,396	47,992
Non-PEO NEO | Subtraction of Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (481,265)	$ 0	$ 0